Other Borrowed Funds	12 Months Ended
Dec. 31, 2016
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long‑term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage‑backed investment securities and a portion of the Company’s loan portfolio. The increase in other borrowed funds is a result of purchases of available‑for‑sale securities.

Further information regarding the Company’s other borrowed funds at December 31, 2016 and 2015 is set forth in the following table:

	December 31,
	2016	2015
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$583,375	$355,750
Rate on balance outstanding at year end	0.66%	0.37%
Average daily balance	$483,379	$859,220
Average rate	0.47%	0.19%
Maximum amount outstanding at any month end	$600,875	$1,239,200
Federal Home Loan Bank advances—long-term (1)
Balance at year end	$150,000	$150,000
Rate on balance outstanding at year end	0.58%	0.31%
Average daily balance	$150,000	$5,314
Average rate	0.58%	0.31%
Maximum amount outstanding at any month end	$150,000	$150,000

(1)	Long-term advances matured in January 2017.